Document And Entity Information	6 Months Ended
Mar. 31, 2025
Document Information [Line Items]
Entity Central Index Key	0001788420
Document Type	N-CSRS
Entity Registrant Name	KEYSTONE PRIVATE INCOME FUND
Document Period End Date	Mar. 31, 2025
Amendment Flag	false